Financial instruments and financial risk management	6 Months Ended
Jun. 30, 2019
Financial instruments and financial risk management
Financial instruments and financial risk management

16Financial instruments and financial risk management

Overview of financial instruments

(in thousands of €)	Measurement Category	Carrying Amount

Financial assets — non-current	FVTPL	€1,499

Research and development incentive receivables — non-current	Amortized cost	6,047

Restricted cash — non-current	Amortized cost	356

Trade and other receivables	Amortized cost	5,277

Prepaid expenses	Amortized cost	8,326

Financial assets—current	FVTPL	776,490

Research and development incentive receivables — current	Amortized cost	301

Restricted cash — current	Amortized cost	1,692

Cash and cash equivalents	Amortized cost	167,793

Trade and other payables	Amortized cost	55,068

Current financial assets included collective investment funds nominated in € and $ that are not considered as cash equivalents and of which the underlying investments include bonds and other international debt securities. The average credit rating of the underlying instruments is BBB or higher. The maximum exposure to credit risk is the carrying value at reporting date. These investment funds are recognized at fair value in the Company’s consolidated financial statements (level 1). The fair value corresponds to the quoted market price and can therefore be classified as a level 1 fair value measurement. The net asset value (NAV) of the funds is available on a daily basis. Any difference between amounts invested and fair value at reporting date is booked in Profit & Loss.

Due to the current nature of the financial liabilities and financial assets at amortized cost, the nominal value of those financial liabilities and financial assets presented above approximates their fair value.

The Company carried the following assets at fair value on June 30, 2019 and December 31, 2018 respectively:

	At June 30, 2019
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1,499
Current financial assets		776,490
Assets carried at fair value		€776,490		€—	€1,499

	At December 31, 2018
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		283,529
Assets carried at fair value		€283,529		€—	€1

During the disclosed six month period, no transfers occurred between the applicable categories.

In March 2019, the Company entered into a license agreement with AgomAb Therapeutics NV for the use of HGF-mimetic SIMPLE Antibodies™, developed under the Company’s Innovative Access Program. In exchange for granting this license, the Company received a profit share in AgomAb Therapeutics NV. The Company assessed the accounting treatment and concluded that the license agreement is in scope of IFRS 15 and that any revenue should be recognized at once at the effective date of the agreement. The profit share has been designated as a non-current financial asset held at fair value through profit or loss. Since AgomAb Therapeutics NV is a private company, the valuation of the profit share is based on level 3 assumptions.

In March 2019, AgomAb Therapeutics NV secured €21.0 million in a Series A financing round. The Company used the post-money valuation of this Series A financing round and the number of outstanding shares in determining the fair value of the profit sharing instrument.

Risks

The Company’s activities expose it to a variety of financial risks: market risk (including currency, fair value interest rate risk, cash flow interest rate risk and price risk), credit risk and liquidity risk. The unaudited condensed consolidated interim financial statements do not include all financial risk management information and disclosures required in the annual financial statements, and should be read in conjunction with the Annual Report of the Company for the year ended December 31, 2018.

During the six months ended June 30, 2019, there have been no significant changes in the risk profile of the Company, nor is the risk profile of the Company expected to change significantly in the second half of 2019, other than as referred to in Sections 3 and 4 of the Management Report in “Risk Factors and Forward-Looking Statements” and “Operational and Financial Outlook”. However, the Company’s actual results may differ materially from those predicted as a result of various important factors, including its expectations regarding the inherent uncertainties associated with competitive developments, preclinical and clinical trial and product development activities and regulatory approval requirements; its reliance on collaborations with third parties; estimating the commercial potential of its drug candidates; its ability to obtain and maintain protection of intellectual property for its technologies and drugs; its limited operating history and its ability to obtain additional funding for operations and to complete the development and commercialization of its product candidates.